Income Taxes - Detail of Deferred Tax Assets and Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss and tax credit carryforwards	$ 663.5	$ 625.0
Postretirement benefits	185.0	231.6
Pension benefits	216.6	374.0
Inventories	118.8	116.7
Other assets	96.3	94.4
Valuation allowance	(764.1)	(873.1)	(22.3)	(21.6)
Total deferred tax assets	516.1	568.6
Deferred tax liabilities:
Depreciable assets	(333.1)	(357.7)
Other liabilities	(36.8)	(49.5)
Total deferred tax liabilities	(369.9)	(407.2)
Net deferred tax assets	146.2	161.4
Undistributed earnings of foreign subsidiaries	26.9
Unrecorded tax liability on undistributed earnings of foreign subsidiaries	9.4
Additional Paid-in Capital [Member]
Deferred tax liabilities:
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 21.0